COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2024
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

26   COMMITMENTS AND CONTINGENCIES

(a)   Capital commitments

Capital commitments outstanding for continuing operations as of December 31, 2023 and 2024 not provided for in the financial statements were as follows:

	As of December 31,
	2023	2024

Contracted for	2,727,429	1,974,182

In addition, commitment for purchase of land use rights for continuing operations was RMB328,498 and RMB335,675 as of December 31, 2023 and 2024, respectively.

(b)   Lease commitments

The Company’s lease commitments are disclosed in Note 13.

(c)   Litigation contingencies

In June 2023, the Company and its chief executive officer and chief financial officer were named as defendants in a putative class action lawsuit filed in the United States District Court for the Central District of California. The complaints in the action alleges that a number of the Company’s SEC filings included false and misleading statements regarding certain financing transactions. In June 2024, the parties reached a settlement in the amount of US$3 million, with no admission of liability or wrongdoing, and plaintiffs filed a motion for preliminary approval of class action settlement. The settlement agreement was preliminary approved in October 2024. In February 2025, the court heard the motion for final approval of the settlement and tentatively granted approval. As of the date of this annual report, final approval of the settlement is pending.

(d)   Guarantees

As of December 31, 2024, the Company provided the following guarantees to DayOne:

(1)	Bank facility guarantees:

The Company provided guarantees to DayOne for bank borrowing facilities with total amount of RMB9,967,914, which mature from May 2025 to August 2028. As of December 31, 2024, total outstanding principal balance of the borrowings under these facilities was RMB6,299,118. The Company also provided guarantees to DayOne for the bank facilities for issuance of letter of guarantee with total amount of RMB1,969,559. As of December 31, 2024, the balance of outstanding letter of guarantees issued under such facilities was RMB1,753,294.

(2)	Lease agreement guarantees:

The Company provided unconditional and irrevocable guarantees to DayOne for the performance in certain lease agreements with landlords. These leases had lease terms of up to 30 years.

(3)	Sales agreement guarantees:

The Company provided guarantees to DayOne for the performance under certain data center service agreements with customers with terms up to 25 years subject to extension.

As of December 31, 2024, the Company estimated that its risks under the guarantees were remote.